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•	Directed Advisory Solutions

•	Allmerica Value Generation

We will be mailing you a paper update of this document annually. If you would prefer to receive it electronically, please visit www.e-z-delivery.com to sign up.

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Annual Report

DECEMBER 31, 2003

General Information

Officers of Allmerica Financial Life Insurance and

Annuity Company (AFLIAC)

Mark A. Hug, President and CEO

Edward J. Parry III, Senior Vice President and CFO

J. Kendall Huber, Senior Vice President and General Counsel

John P. Kavanaugh, Vice President and Chief Investment Officer

Mark C. McGivney, Vice President and Treasurer

Charles F. Cronin, Vice President and Secretary

Investment Advisers

A I M Advisors, Inc.

11 Greenway Plaza, Houston, TX 77046

AIM V.I. Blue Chip Fund

Alliance Capital Management, L.P.

1345 Avenue of the Americas, New York, NY 10105

AllianceBernstein Growth Portfolio

Allmerica Financial Investment Management Services, Inc.

440 Lincoln Street, Worcester, MA 01653

Investment Sub-Adviser

Opus Investment Management, Inc.

440 Lincoln Street, Worcester, MA 01653

Money Market Fund

Investment Advisers (continued)

Delaware Management Company

2005 Market Street, Philadelphia, PA 19103

Delaware VIP Select Growth Series

Deutsche Asset Management Inc.

280 Park Avenue, New York, NY 10017

Scudder VIT EAFE Equity Index Fund

Scudder VIT Equity 500 Index Fund

Scudder VIT Small Cap Index Fund

Deutsche Investment Management Americas Inc.

345 Park Avenue, New York, NY 10154

Scudder Government Securities Portfolio

Fidelity Management & Research Company

82 Devonshire Street, Boston, MA 02109

Fidelity VIP Contrafund Portfolio

Fidelity VIP Growth & Income Portfolio

Fidelity VIP Mid Cap Portfolio

Franklin Mutual Advisers, LLC

51 John F. Kennedy Parkway, Short Hills, NJ 07078

FT VIP Mutual Shares Securities Fund

INVESCO Funds Group, Inc.

4350 South Monaco Street, Denver, CO 80217

INVESCO VIF-Core Equity Fund

INVESCO VIF-Dynamics Fund

Janus Capital Management LLC

100 Fillmore Street, Denver, CO 80206

Janus Aspen Capital Appreciation Portfolio

Janus Aspen International Growth Portfolio

Janus Aspen Mid Cap Growth Portfolio

Pioneer Investment Management, Inc.

60 State Street, Boston, MA 02109

Pioneer Fund VCT Portfolio

Templeton Asset Management Ltd.

2 Exchange Square, Hong Kong

FT VIP Templeton Developing Markets Securities Fund

One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

Product Performance Summary

DirectedAdvisorySolutions (AFLIAC)

Average Annual Total Returns as of 12/31/03

The average annual total returns for the DirectedAdvisorySolutions sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Contract Fee				With Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust

AIT Money Market Fund	4/29/85	1/12/01	0.14%	2.97%	3.75%	1.53%	0.00%	2.84%	3.63%	1.38%

AIM Variable Insurance Funds

AIM V.I. Blue Chip Fund	12/29/99	1/12/01	24.33%	N/A	-10.54%	-11.01%	24.18%	N/A	-10.79%	-11.20%

Alliance Variable Products Series Fund, Inc. (Class B)

AllianceBernstein Growth Portfolio	9/15/94	1/12/01	33.83%	-4.65%	9.49%	-11.40%	33.68%	-4.82%	9.41%	-11.60%

Delaware VIP Trust (Service Class)

Delaware VIP Select Growth Series	5/3/99	1/12/01	38.16%	N/A	-5.58%	-11.35%	38.01%	N/A	-5.76%	-11.55%

Deutsche Asset Management VIT Funds

Scudder VIT EAFE Equity Index Fund	8/22/97	1/12/01	32.48%	-4.12%	-1.43%	-7.81%	32.34%	-4.28%	-1.60%	-8.00%

Scudder VIT Equity 500 Index Fund	10/1/97	1/12/01	27.32%	-1.55%	3.00%	-5.03%	27.18%	-1.71%	2.85%	-5.20%

Scudder VIT Small Cap Index Fund	8/22/97	1/12/01	45.48%	5.83%	4.86%	5.13%	45.33%	5.69%	4.71%	4.97%

Fidelity Variable Insurance Products Fund (Service Class 2)

Fidelity VIP Contrafund Portfolio	1/3/95	1/12/01	27.36%	2.54%	12.95%	1.63%	27.22%	2.40%	12.88%	1.46%

Fidelity VIP Growth & Income Portfolio	12/31/96	1/12/01	22.64%	-1.08%	6.49%	-2.52%	22.50%	-1.23%	6.38%	-2.68%

Fidelity VIP Mid Cap Portfolio	12/28/98	1/12/01	37.35%	18.90%	18.86%	8.85%	37.20%	18.81%	18.76%	8.70%

Franklin Templeton Variable Insurance Products Trust (Class 2)

FT VIP Mutual Shares Securities Fund	11/8/96	1/12/01	24.33%	8.02%	8.31%	4.36%	24.19%	7.90%	8.19%	4.21%

FT VIP Templeton Developing Markets Securities Fund	3/4/96	1/12/01	52.01%	7.20%	-3.91%	9.32%	51.86%	7.06%	-4.15%	9.15%

INVESCO Variable Investment Funds, Inc.

INVESCO VIF Core Equity Fund	8/10/94	1/12/01	21.80%	1.03%	9.86%	-3.86%	21.66%	0.89%	9.77%	-4.03%

INVESCO VIF Dynamics Fund	8/25/97	1/12/01	36.93%	-1.26%	2.20%	-13.67%	36.78%	-1.40%	2.06%	-13.88%

Janus Aspen Series (Service Shares)

Janus Aspen Capital Appreciation Portfolio	5/1/97	1/12/01	19.46%	0.55%	11.26%	-8.26%	19.31%	0.42%	11.18%	-8.44%

Janus Aspen International Growth Portfolio	5/2/94	1/12/01	33.65%	1.92%	9.79%	-9.45%	33.51%	1.80%	9.70%	-9.65%

Janus Aspen Mid Cap Growth Portfolio	9/13/93	1/12/01	33.89%	-2.92%	7.26%	-18.00%	33.74%	-3.06%	7.17%	-18.24%

Pioneer Variable Contracts Trust (Class II)

Pioneer Fund VCT Portfolio	10/31/97	1/12/01	22.63%	-0.08%	4.44%	-4.59%	22.48%	-0.22%	4.30%	-4.76%

Scudder Variable Series II

Scudder Government Securities Portfolio	9/3/87	1/12/01	1.59%	5.13%	5.57%	5.08%	1.45%	4.99%	5.46%	4.95%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund”, assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Value Generation (AFLIAC)

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Allmerica Value Generation sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Contract Fee				With Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust

AIT Money Market Fund	4/29/85	1/12/01	-0.01%	2.82%	3.60%	1.38%	-0.15%	2.68%	3.48%	1.23%

AIM Variable Insurance Funds

AIM V.I. Blue Chip Fund	12/29/99	1/12/01	24.14%	N/A	-10.68%	-11.15%	23.99%	N/A	-10.92%	-11.34%

Alliance Variable Products Series Fund, Inc. (Class B)

AllianceBernstein Growth Portfolio	9/15/94	1/12/01	33.64%	-4.79%	9.33%	-11.53%	33.49%	-4.96%	9.24%	-11.73%

Delaware VIP Trust (Service Class)

Delaware VIP Select Growth Series	5/3/99	1/12/01	37.96%	N/A	-5.72%	-11.48%	37.82%	N/A	-5.90%	-11.68%

Deutsche Asset Management VIT Funds

Scudder VIT EAFE Equity Index Fund	8/22/97	1/12/01	32.28%	-4.26%	-1.58%	-7.95%	32.14%	-4.43%	-1.75%	-8.14%

Scudder VIT Equity 500 Index Fund	10/1/97	1/12/01	27.13%	-1.89%	2.69%	-5.17%	26.99%	-2.05%	2.54%	-5.35%

Scudder VIT Small Cap Index Fund	8/22/97	1/12/01	45.25%	5.67%	4.71%	4.97%	45.11%	5.53%	4.55%	4.81%

Fidelity Variable Insurance Products Fund (Service Class 2)

Fidelity VIP Contrafund Portfolio	1/3/95	1/12/01	27.17%	2.38%	12.78%	1.47%	27.03%	2.24%	12.71%	1.31%

Fidelity VIP Growth & Income Portfolio	12/31/96	1/12/01	22.47%	-1.23%	6.33%	-2.66%	22.32%	-1.38%	6.22%	-2.83%

Fidelity VIP Mid Cap Portfolio	12/28/98	1/12/01	37.16%	18.73%	18.69%	8.69%	37.02%	18.63%	18.58%	8.54%

Franklin Templeton Variable Insurance Products Trust (Class 2)

FT VIP Mutual Shares Securities Fund	11/8/96	1/12/01	24.14%	7.86%	8.15%	4.20%	23.99%	7.73%	8.02%	4.04%

FT VIP Templeton Developing Markets Securities Fund	3/4/96	1/12/01	51.78%	7.04%	-4.06%	9.15%	51.63%	6.90%	-4.30%	8.98%

INVESCO Variable Investment Funds, Inc.

INVESCO VIF Core Equity Fund	8/10/94	1/12/01	21.62%	0.87%	9.69%	-4.01%	21.47%	0.73%	9.60%	-4.18%

INVESCO VIF Dynamics Fund	8/25/97	1/12/01	36.71%	-1.41%	2.05%	-13.80%	36.56%	-1.55%	1.91%	-14.01%

Janus Aspen Series (Service Shares)

Janus Aspen Capital Appreciation Portfolio	5/1/97	1/12/01	19.28%	0.40%	11.09%	-8.40%	19.13%	0.26%	11.01%	-8.58%

Janus Aspen International Growth Portfolio	5/2/94	1/12/01	33.46%	1.77%	9.62%	-9.58%	33.32%	1.65%	9.54%	-9.78%

Janus Aspen Mid Cap Growth Portfolio	9/13/93	1/12/01	33.71%	-3.06%	7.10%	-18.12%	33.56%	-3.20%	7.01%	-18.36%

Pioneer Variable Contracts Trust (Class II)

Pioneer Fund VCT Portfolio	10/31/97	1/12/01	22.45%	-0.12%	4.42%	-4.73%	22.30%	-0.27%	4.28%	-4.91%

Scudder Variable Series II

Scudder Government Securities Portfolio	9/3/87	1/12/01	1.44%	4.97%	5.42%	4.92%	1.29%	4.83%	5.30%	4.79%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund”, assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

If you would like to request additional copies of this report, please call 1-800-533-7881.

DirectedAdvisory Solutions and Allmerica Value Generation

This Product is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial

Life Insurance Company in NY) and offered by VeraVest Investments, Inc., member NASD/SIPC.

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THE ALLMERICA FINANCIAL COMPANIES

The Hanover Insurance Company • Citizens Insurance Company of America • Citizens Management Inc.

Opus Investment Management, Inc. • AMGRO, Inc. • Financial Profiles, Inc.

First Allmerica Financial Life Insurance Company • Allmerica Financial Life Insurance and Annuity Company (all states except NY)

440 Lincoln Street, Worcester, Massachusetts 01653